Debt and Equity Securities - Gross Unrealized Losses and Fair Value of Company's Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Security
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	$ 14,495
Held to Maturity Securities, Unrealized Losses, Less than 12 Month	751
Held to Maturity Securities, Number of Securities Included, Less than 12 Month	26
Held to Maturity Securities, Fair Value, 12 Month or More	343
Held to Maturity Securities, Unrealized Losses, 12 Month or More	8
Held to Maturity Securities, Number of Securities Included, 12 Month or More	2
Held to Maturity Securities, Total Fair Value	14,838
Held to Maturity Securities, Total Unrealized Losses	759
Available-for-Sale Securities, Fair Value, Less than 12 Month	211,684
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	5,902
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	83
Available-for-Sale Securities, Fair Value, 12 Month or More	26,111
Available-for-Sale Securities, Unrealized Losses, 12 Month or More	1,949
Available-for-Sale Securities, Number of Securities Included, 12 Month or More	23
Available-for-Sale Securities, Total Fair Value	237,795
Available-for-Sale Securities, Total Unrealized Losses	7,851
US Government-Sponsored Enterprises and Agency Backed Securities [Member]
Held To Maturity Debt Securities [Line Items]
Available-for-Sale Securities, Fair Value, Less than 12 Month	108,234
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	4,358
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	37
Available-for-Sale Securities, Fair Value, 12 Month or More	19,479
Available-for-Sale Securities, Unrealized Losses, 12 Month or More	1,603
Available-for-Sale Securities, Number of Securities Included, 12 Month or More	7
Available-for-Sale Securities, Total Fair Value	127,713
Available-for-Sale Securities, Total Unrealized Losses	5,961
GSE Residential Mortgage Backed [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	6,678
Held to Maturity Securities, Unrealized Losses, Less than 12 Month	520
Held to Maturity Securities, Number of Securities Included, Less than 12 Month	5
Held to Maturity Securities, Fair Value, 12 Month or More
Held to Maturity Securities, Unrealized Losses, 12 Month or More
Held to Maturity Securities, Number of Securities Included, 12 Month or More
Held to Maturity Securities, Total Fair Value	6,678
Held to Maturity Securities, Total Unrealized Losses	520
Available-for-Sale Securities, Fair Value, Less than 12 Month	97,805
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	1,449
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	32
Available-for-Sale Securities, Fair Value, 12 Month or More	1,866
Available-for-Sale Securities, Unrealized Losses, 12 Month or More	32
Available-for-Sale Securities, Number of Securities Included, 12 Month or More	2
Available-for-Sale Securities, Total Fair Value	99,671
Available-for-Sale Securities, Total Unrealized Losses	1,481
Obligations of States and Political Subdivisions [Member]
Held To Maturity Debt Securities [Line Items]
Held to Maturity Securities, Fair Value, Less than 12 Month	7,817
Held to Maturity Securities, Unrealized Losses, Less than 12 Month	231
Held to Maturity Securities, Number of Securities Included, Less than 12 Month	21
Held to Maturity Securities, Fair Value, 12 Month or More	343
Held to Maturity Securities, Unrealized Losses, 12 Month or More	8
Held to Maturity Securities, Number of Securities Included, 12 Month or More	2
Held to Maturity Securities, Total Fair Value	8,160
Held to Maturity Securities, Total Unrealized Losses	239
Available-for-Sale Securities, Fair Value, Less than 12 Month	5,645
Available-for-Sale Securities, Unrealized Losses, Less than 12 Month	95
Available-for-Sale Securities, Number of Securities Included, Less than 12 Month	14
Available-for-Sale Securities, Fair Value, 12 Month or More	4,766
Available-for-Sale Securities, Unrealized Losses, 12 Month or More	314
Available-for-Sale Securities, Number of Securities Included, 12 Month or More	14
Available-for-Sale Securities, Total Fair Value	10,411
Available-for-Sale Securities, Total Unrealized Losses	$ 409